Convertible Senior Notes - Convertible Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Temporary equity	$ 79,495
Additional paid-in-capital	4,761,588	$ 4,566,919
Senior Notes Due 2019 [Member]
Debt Instrument [Line Items]
Principal	1,437,500	1,437,500
Less: note discount and issuance costs	(89,344)	(112,508)
Net carrying amount	1,348,156	1,324,992	$ 1,440,000
Temporary equity	79,495
Additional paid-in-capital	83,374	162,869
Total equity (including temporary equity)	$ 162,869	$ 162,869